PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of
	December 31,	June 30,
	2023	2024
Cost:
Buildings	791	791
Leasehold improvements	11,053	11,073
Furniture, fixtures and equipment	2,448	2,301
Motor vehicles	2	2
	14,294	14,167
Less: Accumulated depreciation	8,456	8,551
	5,838	5,616
Construction in progress	259	266
Property and equipment, net	6,097	5,882